Commitments pursuant to the terms of agreements (Details) - Contract research services liability	Dec. 31, 2024 CAD ($)
Commitments
Commitments	$ 2,122,652
2025
Commitments
Commitments	2,018,692
2026
Commitments
Commitments	52,039
2027
Commitments
Commitments	21,825
2028
Commitments
Commitments	$ 30,096